Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity		$ 2,694	$ 2,704	$ 2,754
Revaluation surplus on disposal of prior company shares
Equity		10	11	10
Surplus on equity transaction of joint venture
Equity		36	36	36
Equity items for share-based payments
Equity		48	75	68
Retained earnings (Accumulated losses)
Equity	[1]	(3,227)	(3,349)	(3,119)
Retained earnings		283	287	250
Foreign currency translation reserve
Equity		$ (1,413)	$ (1,263)	$ (1,386)

[1]	Included in accumulated losses are retained earnings totalling $283m (2017: $287m; 2016: $250m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.